Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities
The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2020 and 2019:

	As of September 30, 2020
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$558,633	$—	$—	$558,633
Corporate bonds	—	752	—	752

Total available-for-sale securities	558,633	752	—	559,385

Equity Investments	—	—	24,211	24,211
Derivative financial instruments, net	—	20,636	—	20,636

Other liabilities	—	—	(19,641)	(19,641)

Total	$558,633	$21,388	$4,570	$584,591

	As of September 30, 2019
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$69,370	$—	$—	$69,370

Total available-for-sale securities	69,370	—	—	69,370

Equity Investments	—	—	18,008	18,008
Derivative financial instruments, net	—	7,890	—	7,890

Other liabilities	—	—	(29,805)	(29,805)

Total	$69,370	$7,890	$(11,797)	$65,463